NOTE 26: RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS

The Company’s related parties include subsidiaries, associates, joint ventures, affiliated entities and key management personnel and any transactions with such parties for goods and/or services that are made on regular commercial terms. During the years ended December 31, 2020 and 2019, the Company did not enter into any transactions with related parties outside of compensation to key management personnel as disclosed below.

Key management are those personnel having the authority and responsibility for planning, directing, and controlling the Company. Salaries and benefits, bonuses, and termination benefits are included in operating expenses and share-based payments are recorded as share-based payment expense or share capital.

Key management compensation for the years ended December 31, 2020, 2019 and 2018 includes:

	2020	2019	2018
	$	$	$
Salaries and benefits	341,601	734,655	1,063,748
Share-based payments	12,159	556,040	892,417
Directors fees	7,500	11,250	-
	361,260	1,301,945	1,956,165

Included in salaries and benefits for the year ended December 31, 2020 is $nil (year ended December 31, 2019 - $304,721) related to common shares awarded to the CEO.

Included in salaries and benefits for the year ended December 31, 2018, is $477,180 related to 2,000,000 shares awarded to the former CEO.

As at December 31, 2020, $nil (December 31, 2019 - $28,827) is due to the CEO for advances made on behalf of the Company and $157,055 (December 31, 2019 - 133,444) is due to the CEO for salaries and benefits. The amounts are unsecured and due on demand.

As at December 31, 2020, $53,914 (December 31, 2019 - $140,000) is due to the Senior Vice Present Development and Director and his spouse for consideration related to the Sun Valley acquisition.

As at December 31, 2020, share subscriptions receivable consists of $745,531 (C$980,000) due from the CEO for the exercise of 7,000,000 options at an exercise price of $0.11 (C$0.14). Share subscriptions receivable reduces shareholders’ equity. The share subscriptions receivable has no specified interest or terms of repayment.